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                       DIRECTOR IMMEDIATE VARIABLE ANNUITY
                              SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

     SUPPLEMENT DATED NOVEMBER 27, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective November 26, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Standard & Poor's" is deleted and replaced with the following:

----------------------------------------------------------------------------------------------------------------
                                    EFFECTIVE DATE
        RATINGS AGENCY                 OF RATING                  RATING                  BASIS OF RATING
----------------------------------------------------------------------------------------------------------------
      Standard & Poor's                11/26/02                    AA -                 Financial Security
                                                                                          Characteristics
----------------------------------------------------------------------------------------------------------------

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4478
333-19607